Label	Element	Value
Dreyfus Government Cash Management
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	March 15, 2024 DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS -Dreyfus Government Cash Management Supplement to Summary Prospectus and Prospectus BOLD® Shares
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Government Cash Management
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information supersedes and replaces any contrary information contained in the sections "Performance" in the fund's summary prospectus and "Fund Summary – Performance" in the fund's prospectus:

For the current yield for BOLD® shares, call toll-free 1-800-346-3621. Clients of institutions should call the institution directly.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-346-3621